Consolidated Statements of Cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 52,489	$ 55,410	$ 44,012
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation and amortization (Note 5)	71,897	62,707	57,476
Amortization and write off of deferred financing costs	1,250	908	809
Amortization of above market acquired charters (Note 6)	14,542	14,864	16,000
Equity compensation expense (Note 13)	1,074	34	0
Changes in operating assets and liabilities:
Trade accounts receivable	183	(92)	1,777
Due from related parties	0	55	612
Prepayments and other assets	(600)	(2,102)	(463)
Inventories	(354)	(973)	(694)
Trade accounts payable	(595)	1,929	(1,570)
Due to related parties	(6,059)	4,657	3,811
Accrued liabilities	662	1,114	178
Deferred revenue	24,267	(2,207)	3,919
Dry docking costs paid	(3,670)	(2,095)	(590)
Net cash provided by operating activities	155,086	134,209	125,277
Cash flows from investing activities:
Vessel acquisitions and improvements including time charter agreements (Notes 5, 6)	(90,782)	(207,937)	(103)
Advances for vessels under construction - related party (Note 5)	0	0	(30,224)
Increase in restricted cash	(1,000)	(2,000)	0
Net cash used in investing activities	(91,782)	(209,937)	(30,327)
Cash flows from financing activities:
Proceeds from issuance of Partnership units (Note 12)	4,546	133,327	173,932
Expenses paid for issuance of Partnership units	(784)	(739)	(416)
Repurchase from CMTC and cancellation of Partnership's units (Note 12)	0	0	(60,000)
Proceeds from issuance of long-term debt (Note 7)	35,000	115,000	0
Payments of long-term debt (Note 7)	(17,354)	(121,299)	(5,400)
Deferred financing costs paid	(31)	(1,797)	(41)
Dividends paid (Note 12)	(68,193)	(122,773)	(102,798)
Net cash (used in) / provided by financing activities	(46,816)	1,719	5,277
Net increase / (decrease) in cash and cash equivalents	16,488	(74,009)	100,227
Cash and cash equivalents at the beginning of the year	90,190	164,199	63,972
Cash and cash equivalents at the end of the year	106,678	90,190	164,199
Supplemental Cash Flow Information
Cash paid for interest	23,763	16,759	16,564
Non-Cash Investing and Financing Activities
Excess between the fair value of the contracted vessels and the contractual cash consideration (Note 5)	0	0	36,417
Capital expenditures included in liabilities	1,383	769	183
Offering expenses included in liabilities	106	0	12
Capitalized dry docking costs included in liabilities	1,141	1,687	0
Assumption of loan regarding the acquisition of the shares of Filonikis Product Carrier S.A. ("Filonikis") (Notes 3, 7)	15,750	0	0
Units issued to acquire Filonikis (Note 3)	$ 911	$ 0	$ 0